Equity (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital reserve	$ 46,646	$ 22,041	$ 2,960	$ 1,495
IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	17,298	7,454	1,465
Bonus share plan raised [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital reserve	19,168	11,627	0
Expense from share-based payment transactions with employees	19,168	11,627	0
Bonus share plan settled [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	(11,627)	0	0
RSU vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	(234)	0	0
Share Based Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital reserve	$ 27,478	$ 10,414	$ 2,960